Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Contract assets and liabilities
	2023	2022
	US$’000	US$’000

Unbilled revenue	66	217
	2023	2022
	US$’000	US$’000

Deferred revenue	650	625
	December 31,
	2023	2022
	US$’000	US$’000

Contract assets	66	217
Contract liabilities	(650)	(625)
Net contract liabilities	(584)	(408)

Net (liability) / asset position for contracts in process
	2023	2022
	US$’000	US$’000

Costs incurred in contracts in process	229	682
Revenue earned but not yet billed	26	68
Less: billings to date	(839)	(1,158)
	(584)	(408)
	2023	2022
	US$’000	US$’000

Unbilled revenue	66	217
Deferred revenue	(650)	(625)
	(584)	(408)

Disaggregated revenue from contracts
	Year ended December 31,
	2023	2022	2021
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing (revenue recognized at point in time)	12,143	9,332	9,619
Engineering (revenue recognized over time)	5,797	5,617	11,769
	17,940	14,949	21,388

ZHEJIANG TIANLAN
Contract assets and liabilities
	2023	2022
	RMB’000	RMB’000

Unbilled revenue	72,880	76,992
	2023	2022
	RMB’000	RMB’000

Deferred revenue	43,452	34,503
	2023	2022
	RMB’000	RMB’000

Contract assets	72,880	76,992
Contract liabilities	(43,452)	(34,503)

Net contract assets	29,428	42,489

Net (liability) / asset position for contracts in process
	2023	2022
	RMB’000	RMB’000

Costs and estimated earnings on uncompleted contracts	239,648	688,184
Less: billings to date	(210,220)	(645,695)

	29,428	42,489
	2023	2022
	RMB’000	RMB’000

Gross contract assets	83,170	89,440
Less: allowance for doubtful accounts	(10,290)	(12,448)

	72,880	76,992